November 17, 2015

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:	Forethought Life Insurance Company
Separate Account A (“Registrant”)
File No. 333-205718: ForeInvestors Choice Variable Annuity
File No. 333-206448: ForeInvestors Choice Variable Annuity — I Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent pre-effective amendments; and

2.              The text of the Registrant’s most recent pre-effective amendments has been filed electronically with the Securities and Exchange Commission on November 9, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote
Associate, Legal